Note 11 - Share-based Payments - Options Outstanding (Details)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Balance, number of options	4,240,000	6,642,000		7,090,000
Outstanding, weighted average exercise price (in CAD per share)	$ 0.07	$ 0.13		$ 0.12
Balance, weighted average remaining contract life (Year)	302 days	1 year 135 days	2 years 62 days	1 year 29 days	2 years 94 days
Granted, number of options		450,000
Granted, weighted average exercise price (in CAD per share)		$ 0.05		$ 0.05
Granted, weighted average remaining contract life (Year)		2 years 310 days		274 days
Forfeited, number of options		(2,000)		(120,000)
Forfeited, weighted average exercise price (in CAD per share)		$ 0.23
Expired, number of options				(2,730,000)
Expired, weighted average exercise price (in CAD per share)				$ 0.20
Forfeited, weighted average exercise price (in CAD per share)		$ (0.05)		$ (0.05)
Balance, number of options	4,240,000	7,090,000		4,240,000	6,642,000
Outstanding, weighted average exercise price (in CAD per share)		$ 0.12		$ 0.07	$ 0.13
Options exercisable	4,240,000	6,590,000		4,127,500
Options exercisable, per share (in CAD per share)	$ 0.07	$ 0.13		$ 0.07